Other Assets and Liabilities (Details of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Other assets:
Receivables from brokers, dealers and customers for securities transactions	[1]	¥ 1,517,235	¥ 1,578,952
Other		400,676	368,030
Collateral pledged for derivative transactions		856,439	981,390
Margins provided for futures contracts		159,747	142,156
Other		857,814	965,137
Prepaid pension cost		850,472	874,191
Security deposits		123,317	126,001
Loans held for sale		24,921	86,153
Other		485,383	609,624
Total		5,276,004	5,731,634
Other liabilities:
Payables to brokers, dealers and customers for securities transactions	[1]	2,572,315	1,410,785
Other		442,776	455,789
Guaranteed trust principal	[2]	809,450	761,685
Collateral accepted for derivative transactions		589,411	598,524
Margins accepted for futures contracts		339,863	325,038
Unearned income	[3]	126,594	130,916
Other		1,052,297	1,022,858
Total		¥ 5,932,706	¥ 4,705,595

[1]	Receivables from brokers, dealers and customers for securities transactions included ¥372,395 million and ¥555,938 million of such receivables of consolidated VIEs at March 31, 2018 and 2019, respectively. Payables to brokers, dealers and customers for securities transactions included ¥422,060 million and ¥620,766 million of such payables of consolidated VIEs at March 31, 2018 and 2019, respectively.
[2]	Guaranteed trust principal is the liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 25 "Variable interest entities and securitizations" for further discussion of the guaranteed principal money trusts.
[3]	Unearned income is primarily comprised of loan fees received from consumer loan customers when loans are made. This income is being deferred and recognized in earnings over the life of the loan.